Warrants and founders' warrants - Warrants issued to investors tabular (Details) - € / shares			12 Months Ended
	Apr. 03, 2020	Jul. 10, 2015	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Warrant Disclosure [Line Items]
Warrants outstanding, beginning of period				189,748
Granted	7,475,708	270,414	7,475,708
Number of warrants exercised			3,860,142
Lapsed				(189,748)
Warrants outstanding, end of period			3,615,566
Number of shares which can be subscribed			3,615,566
Bracknor
Warrant Disclosure [Line Items]
Number of warrants exercised					431,184
Warrant average exercise price (per share)					€ 3.48
BSA Warrants issued 7/10/2015
Warrant Disclosure [Line Items]
Warrants outstanding, beginning of period				189,748
Lapsed				(189,748)
BSA Warrants issued 4/7/2020
Warrant Disclosure [Line Items]
Granted			7,475,708
Number of warrants exercised			3,860,142
Warrants outstanding, end of period			3,615,566
Number of shares which can be subscribed			3,615,566
BSA Warrants Issued As Equity Compensation
Warrant Disclosure [Line Items]
Warrants outstanding, beginning of period			72,000	120,000
Lapsed				(48,000)
Warrants outstanding, end of period			72,000	72,000
Number of shares which can be subscribed			72,000	72,000
BSA Warrants Issued As Equity Compensation | BSA Warrants issued 08/04/2015
Warrant Disclosure [Line Items]
Warrants outstanding, beginning of period				48,000
Granted			54,000
Lapsed				(48,000)
BSA Warrants Issued As Equity Compensation | BSA Warrants issued 07/21/2017
Warrant Disclosure [Line Items]
Warrants outstanding, beginning of period			72,000	72,000
Granted			72,000
Warrants outstanding, end of period				72,000
Number of shares which can be subscribed				72,000
Founders share warrants
Warrant Disclosure [Line Items]
Warrants outstanding, beginning of period			222,000	939,534
Granted			3,499,089
Number of warrants exercised			(315,569)
Lapsed			(21,911)	(717,534)
Warrants outstanding, end of period			3,383,609	222,000
Number of shares which can be subscribed			3,383,609	222,000
Founders share warrants | BSPCE Warrants issued 12/4/2015
Warrant Disclosure [Line Items]
Warrants outstanding, beginning of period				20,000
Granted			20,000
Lapsed				(20,000)
Founders share warrants | BSPCE Warrants issued 7/21/2017, Grant 1
Warrant Disclosure [Line Items]
Warrants outstanding, beginning of period			148,000	227,000
Granted			227,000
Lapsed				(79,000)
Warrants outstanding, end of period			148,000	148,000
Number of shares which can be subscribed			148,000	148,000
Founders share warrants | BSPCE Warrants issued 7/21/2017, Grant 2
Warrant Disclosure [Line Items]
Warrants outstanding, beginning of period			74,000	116,334
Granted			127,000
Number of warrants exercised			(2,152)
Lapsed			(9,000)	(42,334)
Warrants outstanding, end of period			62,848	74,000
Number of shares which can be subscribed			62,848	74,000
Founders share warrants | BSPCE Warrants issued 3/15/16
Warrant Disclosure [Line Items]
Warrants outstanding, beginning of period				39,700
Granted			39,700
Lapsed				(39,700)
Founders share warrants | BSPCE Warrants issued 9/23/2015
Warrant Disclosure [Line Items]
Warrants outstanding, beginning of period				384,500
Granted			424,200
Lapsed				(384,500)
Founders share warrants | BSPCE Warrants issued 5/22/2015
Warrant Disclosure [Line Items]
Warrants outstanding, beginning of period				152,000
Granted			195,000
Lapsed				(152,000)
Founders share warrants | BSPCE Warrants issued 4/3/2020, Grant 1
Warrant Disclosure [Line Items]
Granted			1,333,333
Number of warrants exercised			(313,417)
Lapsed			(8,607)
Warrants outstanding, end of period			1,011,309
Number of shares which can be subscribed			1,011,309
Founders share warrants | BSPCE Warrants issued 4/3/2020, Grant 2
Warrant Disclosure [Line Items]
Granted			666,667
Lapsed			(4,304)
Warrants outstanding, end of period			662,363
Number of shares which can be subscribed			662,363
Founders share warrants | BSPCE Warrants issued 12/22/2020, Grant 1
Warrant Disclosure [Line Items]
Granted			999,393
Warrants outstanding, end of period			999,393
Number of shares which can be subscribed			999,393
Founders share warrants | BSPCE Warrants issued 12/22/2020, Grant 2
Warrant Disclosure [Line Items]
Granted			499,696
Warrants outstanding, end of period			499,696
Number of shares which can be subscribed			499,696
Free share warrants
Warrant Disclosure [Line Items]
Granted			2,500,911
Warrants outstanding, end of period			2,500,911
Number of shares which can be subscribed			2,500,911
Free share warrants | Free shares 2020
Warrant Disclosure [Line Items]
Granted			2,500,911
Warrants outstanding, end of period			2,500,911
Number of shares which can be subscribed			2,500,911